Operating segments	6 Months Ended
Dec. 31, 2025
Operating segments [Abstract]
Operating segments
Note 2. Operating segments

2.1 Operating Segments
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses; including revenues and expenses that relate to transactions with any of the Group's other components. An operating segment's operating results are reviewed regularly by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. The Managing Director is considered to be the CODM and is empowered by the Board to allocate resources and assess the performance of the Group.

Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Description of segments

The Company operates predominantly as a mineral exploration and development company. The operating segments are based on the reports reviewed by the Managing Director for assessing performance and determining the allocation of resources and strategic decision making within the Group.

North America	Represents activity in the US primarily in relation to Rhyolite Ridge and the Reno office.
Australia	Represents head office expenditure, including ASX listing costs, employee benefits, exchange gains and losses and corporate assets (predominantly cash).

	North America	North America	Australia	Australia	Total	Total
	6 months ended	12 months ended	6 months ended	12 months ended	6 months ended	12 months ended
	31-Dec-25	30-Jun-25	31-Dec-25	30-Jun-25	31-Dec-25	30-Jun-25

Exploration and evaluation expenditure - non-core	-	(37)	-	-	-	(37)
Other expenses	(741)	(1,899)	(904)	(1,888)	(1,645)	(3,787)
Reportable segment profit/loss	(741)	(1,936)	(904)	(1,888)	(1,645)	(3,824)

Employee benefits and other expenses	(964)	(2,680)	(1,757)	(3,692)	(2,721)	(6,372)
Net financing (expense)/income	(1,996)	(3,173)	2,292	3,815	296	642

Loss before income tax	(3,701)	(7,789)	(369)	(1,765)	(4,070)	(9,554)

Segment assets
Exploration assets	209,009	203,110	-	-	209,009	203,110
Other assets	12,683	9,443	10,851	20,988	23,534	30,431
Total assets	221,692	212,553	10,851	20,988	232,543	233,541

Segment liabilities
Payables	(1,416)	(2,124)	(421)	(390)	(1,837)	(2,514)
Provisions	(105)	(165)	(198)	(297)	(303)	(462)
Total current liabilities	(1,521)	(2,289)	(619)	(687)	(2,140)	(2,976)

Payables	(107)	(267)	(77)	-	(184)	(267)
Total non-current liabilities	(107)	(267)	(77)	-	(184)	(267)

Net assets	220,064	209,997	10,155	20,301	230,219	230,298

Major customers
This Company has no major customers and nil revenues (30 June 2025: nil)